Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following changes are effective on or about July 15, 2020:

Effective on or about July 15, 2020, a front-end sales charge of 2.25% and related sales charge discounts and contingent deferred sales charges will apply to new fund share purchases for Class A shares.

2.25%

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 13), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 37) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

The following disclosure replaces footnote 1 appearing under the "ANNUAL FUND OPERATING EXPENSES" table under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

[1] Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	INST	S
1	$297	$322	$250	$48	$58
3	471	519	494	179	202
5	660	732	863	322	359
10	1,207	1,346	1,899	738	814

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	INST	S
1	$297	$322	$150	$48	$58
3	471	519	494	179	202
5	660	732	863	322	359
10	1,207	1,346	1,899	738	814

DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following changes are effective on or about July 15, 2020:

Effective on or about July 15, 2020, a front-end sales charge of 2.25% and related sales charge discounts and contingent deferred sales charges will apply to new fund share purchases for Class A shares.

2.25%

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 13), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 37) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

The following disclosure replaces footnote 1 appearing under the "ANNUAL FUND OPERATING EXPENSES" table under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

[1] Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	INST	S
1	$297	$322	$250	$48	$58
3	471	519	494	179	202
5	660	732	863	322	359
10	1,207	1,346	1,899	738	814

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	INST	S
1	$297	$322	$150	$48	$58
3	471	519	494	179	202
5	660	732	863	322	359
10	1,207	1,346	1,899	738	814

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 13), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 37) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Short-Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as, a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,207
1 Year	rr_ExpenseExampleNoRedemptionYear01	297
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,207
DWS Short-Term Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	322
3 Years	rr_ExpenseExampleYear03	519
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	1,346
1 Year	rr_ExpenseExampleNoRedemptionYear01	322
3 Years	rr_ExpenseExampleNoRedemptionYear03	519
5 Years	rr_ExpenseExampleNoRedemptionYear05	732
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,346
DWS Short-Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	250
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,899
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	863
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,899
DWS Short-Term Municipal Bond Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	322
10 Years	rr_ExpenseExampleYear10	738
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	322
10 Years	rr_ExpenseExampleNoRedemptionYear10	738
DWS Short-Term Municipal Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	814
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	359
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 814